EQUIPMENT FINANCING	12 Months Ended
Dec. 31, 2023
Disclosure Of Long Term Equipment Financing Liability [Abstract]
EQUIPMENT FINANCING [Text Block]

14. EQUIPMENT FINANCING

The equipment financing liability is initially measured at the present value of the payments to be made over the financing term, using the implicit interest rate of 7.0% per annum for the 2020 financing and the implicit interest rate of 6.5% for the 2021 financing. Subsequently, equipment financing liability is accreted to reflect interest and the liability is reduced to reflect financing payments.

A summary of the changes in the equipment financing liability for the years ended December 31, 2023 and 2022 is as follows:

Equipment Financing Liability
Balance, December 31, 2021	$597,537
Principal payments	(202,577)
Balance, December 31, 2022	394,960
Principal payments	(216,898)
Balance, December 31, 2023	$178,062

Carrying equipment financing liability amounts are as follows:

	December 31, 2023	December 31, 2022
Current equipment financing liability	$135,664	$216,898
Long-term equipment financing liability	42,398	178,062
Total equipment financing liability	$178,062	$394,960